17. REGULATORY CAPITAL (Tables)	12 Months Ended
Sep. 30, 2012
Banking and Thrift [Abstract]
Regulatory capital requirements
	Actual		For capital Adequacy purposes		To be well capitalized under prompt corrective action provisions
	Required	Required
Bank:	Amount	%	Amount	%	Amount	%
As of September 30, 2012:
Total Risk based capital	$79,670	14.09%	$45,260	8.0%	$56,576	10.0%
(to risk-weighted assets)
Tier 1 capital	$72,580	12.82%	$22,630	4.0%	$33,945	6.0%
(to risk-weighted assets)
Tier 1 capital	$72,580	8.65%	$33,513	4.0%	$41,891	5.0%
(to average assets)
Bank:
As of September 30, 2011:
Total Risk based capital	$75,082	14.30%	$42,029	8.0%	$52,537	10.0%
(to risk-weighted assets)
Tier 1 capital	$68,493	13.02%	$21,015	4.0%	$31,522	6.0%
(to risk-weighted assets)
Tier 1 capital	$68,493	8.77%	$31,221	4.0%	$39,026	5.0%
(to average assets)